Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total Operating Revenues	¥ 933,791,519	$ 146,461,019	¥ 766,013,586	¥ 319,181,424
COST OF REVENUES	(684,223,832)	(107,317,445)	(596,578,700)	(146,167,843)
GROSS PROFIT	249,567,687	39,143,574	169,434,886	173,013,581
OPERATING EXPENSES
Selling expenses	(10,603,800)	(1,663,159)	(3,746,873)	(1,924,784)
General and administrative expenses	(65,815,883)	(10,322,927)	(34,294,568)	(38,306,958)
Research and development expenses	(155,578,474)	(24,401,789)	(84,957,626)	(18,355,403)
Provision for doubtful accounts	(138,379,533)	(21,704,210)	(1,156,935)	(1,574,896)
Stock compensation expenses	(10,582,557)	(1,659,827)	(191,418,458)
Goodwill Impairment loss	(131,194,659)	(20,577,295)	(7,276,957)
Impairment loss from long-lived assets	(4,308,822)	(675,819)
Change in fair value of business acquisition payable	3,239,892	508,163
Total operating expenses	(513,223,836)	(80,496,863)	(322,851,417)	(60,162,041)
INCOME (LOSS) FROM OPERATIONS	(263,656,149)	(41,353,289)	(153,416,531)	112,851,540
OTHER INCOME (EXPENSE)
Gain from short term investments	2,491,671	390,807	12,284,332
Equity income from unconsolidated entities	721,439	113,154	7,285
Interest income	3,365,198	527,816	476,234	1,231,833
Finance expenses, net	(7,073,809)	(1,109,495)	(3,818,949)	(11,140,346)
Other income, net	4,042,172	633,997	2,414,387	2,390,525
Gain from acquisition	5,781,318	906,774
Loss from deconsolidation of subsidiaries	(901,526)	(141,400)
Total other (expenses) income, net	8,426,463	1,321,653	11,363,289	(7,517,988)
INCOME (LOSS) BEFORE INCOME TAXES	(255,229,686)	(40,031,636)	(142,053,242)	105,333,552
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current	(2,189,629)	(343,434)	(4,487,629)	(4,644,300)
Deferred	3,024,851	474,434	1,582,948	1,515,220
Total (provision for) benefit of income tax	835,222	131,000	(2,904,681)	(3,129,080)
NET INCOME (LOSS)	(254,394,464)	(39,900,636)	(144,957,923)	102,204,472
Less: Net income (loss) attributable to non-controlling interests	(18,421,285)	(2,889,296)	6,209,945
NET INCOME (LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	(235,973,179)	(37,011,340)	(151,167,868)	102,204,472
NET INCOME (LOSS)	(254,394,464)	(39,900,636)	(144,957,923)	102,204,472
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(19,852,192)	(3,113,727)	(38,876,201)	1,589,076
COMPREHENSIVE INCOME (LOSS)	(274,246,656)	(43,014,363)	(183,834,124)	103,793,548
Less: Comprehensive income (loss) attributable to non-controlling interests	(18,737,271)	(2,938,857)	5,865,631
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ (255,509,385)	$ (40,075,506)	¥ (189,699,755)	¥ 103,793,548
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	167,057,820	167,057,820	129,439,604	100,000,000
Diluted (in Shares)	167,057,820	167,057,820	129,439,604	108,611,133
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.41)	$ (0.22)	¥ (1.17)	¥ 1.02
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.41)	$ (0.22)	¥ (1.17)	¥ 0.94
Products [Member]
OPERATING REVENUES
Total Operating Revenues	¥ 449,019,437	$ 70,426,688	¥ 395,195,137
Services [Member]
OPERATING REVENUES
Total Operating Revenues	¥ 484,772,082	$ 76,034,331	¥ 370,818,449	¥ 319,181,424